Information by operating segment (Details 3) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 28,658	$ 32,445
Non-current assets	161,791	184,622
Long-term receivables	22,166	26,798
Investments	986	1,358
Property, plant and equipment	135,951	153,424	$ 146,632	$ 130,169
Operating assets	113,329	131,908
Under construction	22,622	21,516
Intangible assets	2,688	3,042
Total Assets	190,449	217,067
Exploration And Development Costs [Member]
IfrsStatementLineItems [Line Items]
Current assets	2,534	2,804
Non-current assets	119,593	136,064
Long-term receivables	7,140	9,028
Investments	329	344
Property, plant and equipment	109,979	124,254
Operating assets	92,904	108,405
Under construction	17,075	15,849
Intangible assets	2,145	2,438
Total Assets	122,127	138,868
Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Current assets	10,634	11,002
Non-current assets	20,858	23,800
Long-term receivables	2,165	2,068
Investments	432	811
Property, plant and equipment	18,136	20,786
Operating assets	15,456	18,128
Under construction	2,680	2,658
Intangible assets	125	135
Total Assets	31,492	34,802
Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Current assets	399	370
Non-current assets	6,127	6,406
Long-term receivables	91	83
Investments	168	145
Property, plant and equipment	5,798	6,101
Operating assets	3,430	3,605
Under construction	2,368	2,496
Intangible assets	70	77
Total Assets	6,526	6,776
Corporates And Other [Member]
IfrsStatementLineItems [Line Items]
Current assets	20,312	23,547
Non-current assets	15,213	18,352
Long-term receivables	12,770	15,619
Investments	57	58
Property, plant and equipment	2,038	2,283
Operating assets	1,539	1,770
Under construction	499	513
Intangible assets	348	392
Total Assets	35,525	41,899
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Current assets	(5,221)	(5,278)
Non-current assets
Long-term receivables
Investments
Property, plant and equipment
Operating assets
Under construction
Intangible assets
Total Assets	$ (5,221)	$ (5,278)